Right of use assets - (Details 1) ₨ in Thousands, $ in Thousands	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Presentation of leases for lessee [abstract]
Current lease liabilities	₨ 585,003	$ 7,115	₨ 492,042
Non-current lease liabilities	1,866,176	$ 22,698	1,715,361
Total	₨ 2,451,179		₨ 2,207,403	₨ 2,202,649